UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [x]; Amendment Number: 02
This Amendment (Check only one.): [x] is a restatement.
					    [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		May 8, 2003


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		10

Form 13F Information Table Value Total:		$515,980



List of Other Included Managers:			None

                                                     FORM 13F INFORMATION TABLE



      Column 1         Column 2   Column 3  Column 4 Column 5         Column 6
Column 7 Column8

                                             VALUE    SHARES/ SH/PUT/INVESTMENT
OTHER   VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLAS  CUSIP   (x$1000)  PRN AMT PRNCALLDISCRETION
MANAGERS   SOLE  SHARED NONE

Anglo American       ADR          03485P102    89,8776,285,100sh        Sole
6,285,100
Anglogold Limited    Spsrd ADR    035128206    83,0552,752,000sh        Sole
2,752,000
BHP Billiton PLC     ADR          90171109    165,22316,487,66sh        Sole
16,487,664
China Mobile HK      LTD-SP ADR   16941M109       916   92,569sh        Sole
92,569
Ericsson L M Tel Co. ADR CL B SEK1294821400     4,168  655,360sh        Sole
655,360
Gencor Ltd.          ADR NEW      368681201     2,224  500,000sh        Sole
500,000
News Corp Ltd.       ADR          652487703    98,2023,791,600sh        Sole
3,791,600
Rio Tinto PLC        Spsrd ADR    74974K706     2,012   26,583sh        Sole
26,583
Royal Dutch Pete Co  NY Reg GLDR 5780257705    66,7891,639,000sh        Sole
1,639,000
Sony Corp            ADR          835699307     3,513  100,000sh        Sole
100,000
                                              515,980


















